Additional information: condensed financial statements of the Company - Schedule of Condensed Statements of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating expenses
Sales and marketing expenses	$ (24,569)	$ (18,064)	$ (31,820)
General and administrative expenses	(36,868)	(33,910)	(38,930)
Total operating expenses	(124,502)	(112,527)	(137,174)
Operating loss	(4,323)	(18,793)	(56,422)
Interest income	723	1,471	1,897
Interest expense	(95)	(406)	(75)
Other income, net	4,678	4,737	5,861
(Loss)/income before income tax	983	(12,991)	(48,739)
Income tax expenses	125	(1,149)	(4,676)
Net (loss)/income	1,108	(14,140)	(53,415)
Net (loss)/income attributable to Xunlei Limited's common shareholders	1,191	(13,840)	(53,169)
Xunlei Limited [Member]
Operating expenses
Sales and marketing expenses	0	0	(1)
General and administrative expenses	(3,302)	(1,438)	(1,247)
Total operating expenses	(3,302)	(1,438)	(1,248)
Operating loss	(3,302)	(1,438)	(1,248)
Interest income	107	2	1,496
Interest expense	(95)	(399)	(75)
Other income, net	585	2,455	4,712
(Loss)/income from subsidiaries and consolidated VIE	3,935	(14,361)	(57,787)
(Loss)/income before income tax	1,230	(13,741)	(52,902)
Income tax expenses	(39)	(99)	(267)
Net (loss)/income	1,191	(13,840)	(53,169)
Net (loss)/income attributable to Xunlei Limited's common shareholders	$ 1,191	$ (13,840)	$ (53,169)